Note 5 - Short-term Investments - Summary of Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Time deposits with original maturity of more than 3 months but less than 12 months	$ 29,054	$ 35,693